Schedule of Investments
September 30, 2024 (unaudited)
Manor Bond Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

US Treasury Notes 86.39%

US Treasury Note, 0.50%, Due 02/28/2026	400,000	382,047
US Treasury Note, 1.50%, Due 08/15/2026	150,000	144,135
US Treasury Note, 1.75%, Due 11/15/2029	325,000	297,553
US Treasury Note, 2.875%, Due 05/15/2028	100,000	97,559
US Treasury Note, 4.125%, Due 11/15/2032	650,000	668,002
US Treasury Note, Series C, 0.625%, Due 05/15/2030	175,000	148,483

Total U.S. Government Obligations	(Cost $ 1,773,535)	1,737,778

Money Market Registered Investment Companies - 12.94%

Federated Hermes Government Obligations Fund - Institutional Class - 4.80% (2)	260,188	260,188

Total Money Market Registered Investment Companies	(Cost $ 260,188)	260,188

Total Investments - 99.33%	(Cost $ 2,033,723)	1,997,966

Other Assets less Liabilities - 0.67%		13,457

Total Net Assets - 100.00%		2,011,424

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$260,188	$-
Level 2 - Other Significant Observable Inputs	1,737,778	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,997,966	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.